Share-Based Compensation (Details) ¥ / shares in Units, ¥ in Thousands														12 Months Ended
	Dec. 04, 2024 $ / shares	Nov. 17, 2024 $ / shares shares	Sep. 30, 2024 $ / shares shares	Jul. 15, 2024 shares	Jul. 02, 2024 shares	Apr. 16, 2024 $ / shares shares	Apr. 16, 2024 ¥ / shares shares	Feb. 02, 2024 $ / shares shares	Aug. 16, 2023 $ / shares shares	Feb. 06, 2023 $ / shares shares	Feb. 06, 2023 $ / shares ¥ / shares shares	Aug. 12, 2022 $ / shares shares	Aug. 12, 2022 ¥ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) shares	Apr. 30, 2025 shares	Dec. 31, 2024 $ / shares	Jul. 14, 2024 $ / shares	Dec. 31, 2023 shares	Feb. 06, 2023 ¥ / shares
Share-Based Compensation [Line Items]
Purchase of shares				13,410
Reverse share split												1-for-400	1-for-400
Intrinsic value | $ / shares												$ 0.002
Option to purchase														33
Share-based compensation expenses (in Yuan Renminbi) | ¥
Unvested share options granted | $
Restricted share units granted		50,000
Intrinsic value | (per share)						$ 20	¥ 148
Option excercise price | (per share)						$ 47.24	¥ 343.28
2022 Options [Member]
Share-Based Compensation [Line Items]
Purchase of shares												4,000,000	4,000,000
Exercise price per share | (per share)												$ 0.2305	¥ 1.64
Intrinsic value | ¥ / shares													¥ 0.01
Share-based compensation expenses (in Yuan Renminbi) | ¥															¥ 2,409
2022 Options [Member] | Director [Member]
Share-Based Compensation [Line Items]
Unvested share options granted | ¥															312
RSUs [Member]
Share-Based Compensation [Line Items]
Purchase of shares									26,850									550,000
Reverse share split									1-for-400
Share-based compensation expenses (in Yuan Renminbi) | ¥														¥ 26,796	¥ 25,329
Restricted share units granted		1,000,000		268,200					536,990
Shares expected to vest over service period			40,000											35,000	50,000		35,000				26,850
Restricted share units market price (in Dollars per share) | $ / shares		$ 1.13	$ 1.42						$ 6.35
Unvested share options granted (in Yuan Renminbi) | ¥														¥ 4,955
Weighted average period														1 year 10 months 24 days
2023 MDRT Options [Member]
Share-Based Compensation [Line Items]
Percentage of units expected to vest										50.00%	50.00%
Share options granted										34,000	34,000
Options, exercise price | (per share)										$ 20	$ 20											¥ 140
Intrinsic value | (per share)										$ 125	$ 888
2023 MDRT Options [Member] | Independent High-Performing Agents [Member]
Share-Based Compensation [Line Items]
Share options granted										13,680,000	13,680,000
2024 MDRT Options 1 [Member]
Share-Based Compensation [Line Items]
Percentage of units expected to vest						50.00%	50.00%
Share options granted						18,088,000	18,088,000
2024 MDRT Options 1 [Member] | Board of Directors [Member]
Share-Based Compensation [Line Items]
Share options granted						45,220	45,220
Year Two Thousand Twenty Four Million Dollar Round Table Options Two [Member]
Share-Based Compensation [Line Items]
Percentage of units expected to vest															50.00%	50.00%
Share options granted															8,330,000	8,330,000
Share options exercise price per ordinary share | (per share)															¥ 145.36				$ 20
MDRT Options [Member]
Share-Based Compensation [Line Items]
Share-based compensation expenses (in Yuan Renminbi) | ¥															¥ 10,851
Share options granted															66,045	66,045
Unvested options expected to be recognized, value (in Yuan Renminbi) | ¥															¥ 9,800
Unrecognized share-based compensation expense (in Dollars) | $
2024 Share Option Grants [Member]
Share-Based Compensation [Line Items]
Share options granted					138,000,000			5,799,925
Share options exercise price per ordinary share | $ / shares																				$ 0.096
Options, exercise price per share (in Dollars per share) | $ / shares								$ 0.001
Shares exercised, repurchases (in Dollars per share) | $ / shares	$ 0.096
Vesting Period One [Member] | RSUs [Member]
Share-Based Compensation [Line Items]
Shares expected to vest over service period									5,000
Percentage of units expected to vest		30.00%
Vesting Period Two [Member] | RSUs [Member]
Share-Based Compensation [Line Items]
Shares expected to vest over service period									5,000
Percentage of units expected to vest		30.00%
Vesting Period Three [Member] | RSUs [Member]
Share-Based Compensation [Line Items]
Shares expected to vest over service period									6,850
Percentage of units expected to vest		40.00%
Vesting Period Four [Member] | RSUs [Member]
Share-Based Compensation [Line Items]
Shares expected to vest over service period									5,000
Vesting Period Five [Member] | RSUs [Member]
Share-Based Compensation [Line Items]
Shares expected to vest over service period									5,000
Option D1 [Member] | 2022 Options [Member]
Share-Based Compensation [Line Items]
Options grant percentage												30.00%	30.00%
Option D2 [Member] | 2022 Options [Member]
Share-Based Compensation [Line Items]
Options grant percentage												30.00%	30.00%
Option D3 [Member] | 2022 Options [Member]
Share-Based Compensation [Line Items]
Options grant percentage												20.00%	20.00%
Option D4 [Member] | 2022 Options [Member]
Share-Based Compensation [Line Items]
Options grant percentage												20.00%	20.00%
Minimum [Member] | Year Two Thousand Twenty Four Million Dollar Round Table Options Two [Member]
Share-Based Compensation [Line Items]
Intrinsic value | (per share)															¥ 192	$ 28
Maximum [Member] | Year Two Thousand Twenty Four Million Dollar Round Table Options Two [Member]
Share-Based Compensation [Line Items]
Intrinsic value | (per share)															¥ 344	$ 64
Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Purchase of shares												10,000	10,000
Exercise price per share | (per share)												$ 92.2	¥ 672
Intrinsic value | (per share)												$ 0.8	¥ 4
Class A Ordinary Shares [Member] | RSUs [Member]
Share-Based Compensation [Line Items]
Restricted share units market price (in Dollars per share) | $ / shares		$ 22.6	$ 28.4						$ 127
Class A Ordinary Shares [Member] | Year Two Thousand Twenty Four Million Dollar Round Table Options Two [Member]
Share-Based Compensation [Line Items]
Share options granted															20,825	20,825